Short-Term Syndicated Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2010 Uncollateralized Short term syndicated facility	Dec. 31, 2011 Uncollateralized Short term syndicated facility	Jun. 30, 2010 Uncollateralized Short term syndicated facility	Dec. 31, 2008 Uncollateralized Short term syndicated facility
Debt Instrument [Line Items]
Balance at beginning							$ 20.0	$ 20.0
Long and short-term loans raised	1,543.8	1,167.9	1,619.9	1,312.3
Long and short-term loans repaid							(20.0)
Balance at end								$ 20.0